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VIA EDGAR


May 4, 2009


Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   Variable Annuity Account Five ("Registrant")
      AIG SunAmerica Life Assurance Company ("Depositor")
      Seasons Triple Elite and Seasons Elite Variable Annuities
      File No. 333-66106 and 811-07727


Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated April 30, 2009 for Registrant on behalf of the Seasons Triple Elite and Seasons Elite Variable Annuities contains no changes from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 21 under the Securities Act of 1933 and Amendment No. 22 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on April 30, 2009, via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6307.

Very truly yours,

/s/ Lucia B. Williams
---------------------------
Lucia B. Williams
Supervising Director,
Variable Product Regulation